COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments

2022	$33,750
2023	45,000
2024	18,750
Total minimum lease payments:	97,500
Less amount representing interest	(12,305)
Present value of minimum lease payments:	85,195

2022	$18,750